CONVERTIBLE PREFERRED STOCK (Details Narrative) - USD ($)			12 Months Ended
	Apr. 30, 2018	Mar. 29, 2018	Sep. 30, 2018	Sep. 30, 2017
Preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001
Proceeds from sale of Preferred Stock and common stock warrants			$ 2,037,100
Undeclared cumulative dividends			$ 49,200	$ 0
Series A Preferred Stock [Member]
Percentage of cash dividends			5.00%
Series A-1 Convertible Preferred Stock [Member] | First Amended Subscription Agreement [Member]
Preferred stock, par value (in dollars per share)	$ 0.001
Number of shares issued	500,000
Private Placement [Member]
Closing price of common stock, per share		$ 1.19
Private Placement [Member] | Warrant [Member]
Sale of stock, price per share		2.34
Preferred stock, par value (in dollars per share)		0.001
Common stock, par value (in dollars per share)		$ 0.001
Warrants term		5 years
Private Placement [Member] | Series A Preferred Stock [Member]
Number of share issued or sold		1,050,000
Sale of stock, price per share		$ 2.00
Proceeds from sale of Preferred Stock and common stock warrants		$ 2,100,000
Private Placement [Member] | Series A Preferred Stock [Member] | John Pappajohn [Member]
Amount received on units sold		1,000,000
Private Placement [Member] | Series A Preferred Stock [Member] | Peter Unanue [Member]
Amount received on units sold		100,000
Private Placement [Member] | Series A Preferred Stock [Member] | Mary Pappajohn [Member]
Amount received on units sold		$ 1,000,000